6. OTHER FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
OTHER FINANCING RECEIVABLES, NET

The following lists the components of other financing receivables, net:

	December 31,	December 31,
	2016	2015
Other financing receivables	$316,247	$242,543
Less: Provision for credit losses	(20,810)	(7,194)

Other financing receivables, net	$295,437	$235,349

Other financing receivables represent outstanding receivables from CeraPay users, which are due and payable in full on a monthly basis. The users must pass through an application process and provide guarantees. These users are also encouraged to provide collateral such as a commercial vehicle, security deposit or real estate to obtain extended credit line.

Credit quality of other financing receivables

The carrying amount of the current and past due other financing receivables as of December 31, 2016 and 2015 were as follows:

December 31, 2016	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross Other financing receivables	$258,980	$9,677	$47,590	$316,247
Less: Provision for credit losses	(2,503)	(1,648)	(16,659)	(20,810)
Other financing receivables, net	$256,477	$8,029	$30,931	$295,437

(1)	Loans less than 30 days past due are presented as current.

December 31, 2015	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross Other financing receivables	$216,878	$7,550	$18,115	$242,543
Less: Provision for credit losses	(436)	(948)	(5,810)	(7,194)
Other financing receivables, net	$216,442	$6,602	$12,305	$235,349

(1)	Loans less than 30 days past due are presented as current.

Provision for credit losses charged in the consolidated statement of operations for the CeraPay business was approximately $14,718, $7,494 and $11 for the years ended December 31, 2016, 2015 and 2014, respectively.